Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Current Assets

		December 31,
($ in millions)	Notes	2025	2024
Receivable from Buyer	3	47	—
Prepaid expenses		47	45
Income taxes receivable		43	12
Contract assets	4	12	9
Other		45	49
Other current assets		193	114

Schedule of Other Non-Current Assets

				December 31,
($ in millions)	License Term	Amortization Start Date (1)	Notes	2025	2024
Upfront license fees, net:
Italian Lotto	9 years	December 2025		2,596	—
Italian Scratch & Win	9 years	October 2019		287	346
Italian Lotto	9 years	December 2016		—	81
New Jersey	15 years, 9 months	October 2013		31	39
Indiana	16 years, 1 month	June 2015		5	6
Rhode Island	20 years, 6 months	January 2023		3	3
				2,922	477

Contract assets			4	45	42
Deferred income taxes			17	40	37
Finance lease right-of-use assets			11	20	16
Other				102	35
Other non-current assets				3,130	606
(1) Upfront license fees are amortized on a straight-line basis.